AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

Portfolio of Investments

September 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 94.3%
Information Technology – 29.8%
Communications Equipment – 1.0%
Arista Networks, Inc.(a)	19,033	$3,938,498
Motorola Solutions, Inc.	17,149	2,689,135

		6,627,633

Electronic Equipment, Instruments & Components – 1.8%
Amphenol Corp. - Class A	36,746	3,978,489
Cognex Corp.	45,872	2,986,267
IPG Photonics Corp.(a)	33,586	5,708,613

		12,673,369

IT Services – 7.7%
Euronet Worldwide, Inc.(a)	9,086	827,735
PayPal Holdings, Inc.(a)	99,242	19,553,651
Visa, Inc. - Class A	158,396	31,674,448

		52,055,834

Semiconductors & Semiconductor Equipment – 6.7%
ASML Holding NV ADR	19,960	7,370,629
NVIDIA Corp.	18,429	9,974,143
QUALCOMM, Inc.	85,082	10,012,450
Texas Instruments, Inc.	23,900	3,412,681
Xilinx, Inc.	139,535	14,545,129

		45,315,032

Software – 12.6%
Adobe, Inc.(a)	27,790	13,629,050
ANSYS, Inc.(a)	4,715	1,542,890
Aspen Technology, Inc.(a)	2,570	325,336
Fortinet, Inc.(a)	62,121	7,318,475
Microsoft Corp.	235,821	49,600,441
Paycom Software, Inc.(a)	11,868	3,694,508
Slack Technologies, Inc. - Class A(a) (b)	95,652	2,569,213
Splunk, Inc.(a)	12,021	2,261,511
Tyler Technologies, Inc.(a)	12,222	4,260,100

		85,201,524

		201,873,392

Health Care – 24.1%
Biotechnology – 1.6%
Regeneron Pharmaceuticals, Inc.(a)	18,904	10,582,081

Health Care Management Services – 4.6%
UnitedHealth Group, Inc.	99,529	31,030,156

Health Care Technology – 1.1%
Veeva Systems, Inc. - Class A(a)	26,347	7,408,513

Medical & Dental Instruments & Supplies – 3.9%
ABIOMED, Inc.(a)	9,290	2,573,888
Align Technology, Inc.(a)	28,300	9,264,288

Company	Shares	U.S. $ Value
Edwards Lifesciences Corp.(a)	185,248	$14,786,495

		26,624,671

Medical Equipment – 5.3%
IDEXX Laboratories, Inc.(a)	21,918	8,616,185
Illumina, Inc.(a)	17,200	5,316,176
Intuitive Surgical, Inc.(a)	31,013	22,004,964

		35,937,325

Pharmaceuticals – 7.2%
Vertex Pharmaceuticals, Inc.(a)	84,224	22,919,035
Zoetis, Inc.	156,708	25,914,802

		48,833,837

Scientific Instruments: Gauges & Meters – 0.4%
Mettler-Toledo International, Inc.(a)	2,845	2,747,559

		163,164,142

Communication Services – 15.1%
Computer Services, Software & Systems – 12.1%
Alphabet, Inc. - Class C(a)	31,600	46,439,360
Facebook, Inc. - Class A(a)	135,696	35,538,782

		81,978,142

Electronic Entertainment – 3.0%
Electronic Arts, Inc.(a)	112,942	14,728,766
Take-Two Interactive Software, Inc.(a)	31,965	5,281,258

		20,010,024

		101,988,166

Consumer Discretionary – 13.5%
Diversified Retail – 5.3%
Amazon.com, Inc.(a)	10,660	33,565,462
Etsy, Inc.(a)	21,508	2,616,018

		36,181,480

Education Services – 0.2%
Bright Horizons Family Solutions, Inc.(a)	9,700	1,474,788

Hotels Restaurants & Leisure – 1.0%
Domino’s Pizza, Inc.	15,950	6,783,216

Specialty Retail – 4.2%
Burlington Stores, Inc.(a)	22,367	4,609,615
Home Depot, Inc. (The)	65,300	18,134,463
TJX Cos., Inc. (The)	96,298	5,358,984

		28,103,062

Textiles, Apparel & Shoes – 2.8%
NIKE, Inc. - Class B	148,486	18,640,932

		91,183,478

Company	Shares	U.S. $ Value

Consumer Staples – 5.6%
Beverage: Soft Drinks – 3.7%
Monster Beverage Corp.(a)	315,506	$25,303,581

Diversified Retail – 1.9%
Costco Wholesale Corp.	35,816	12,714,680

		38,018,261

Industrials – 4.1%
Back Office Support, HR & Consulting – 1.1%
Copart, Inc.(a)	68,858	7,241,107

Scientific Instruments: Control & Filter – 2.6%
Allegion PLC	59,764	5,911,257
IDEX Corp.	13,505	2,463,447
Roper Technologies, Inc.	24,014	9,488,172

		17,862,876

Scientific Instruments: Electrical – 0.4%
AMETEK, Inc.	27,290	2,712,626

		27,816,609

Materials – 1.8%
Chemicals – 1.8%
Sherwin-Williams Co. (The)	17,899	12,470,949

Financials – 0.3%
Financial Data & Systems – 0.3%
S&P Global, Inc.	5,270	1,900,363

Total Common Stocks (cost $340,375,225)		638,415,360

SHORT-TERM INVESTMENTS – 5.9%
Investment Companies – 5.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.05%(c) (d) (e) (cost $39,896,312)	39,896,312	39,896,312

Total Investments – 100.2% (cost $380,271,537)(f)		678,311,672
Other assets less liabilities – (0.2)%		(1,639,602)

Net Assets – 100.0%		$676,672,070

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of September 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $298,834,121 and gross unrealized depreciation of investments was $(793,986), resulting in net unrealized appreciation of $298,040,135.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

September 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$638,415,360	$—	$—	$638,415,360
Short-Term Investments	39,896,312	—	—	39,896,312

Total Investments in Securities	678,311,672	$—	$—	$678,311,672
Other Financial Instruments(b)	—	—	—	—

Total	$678,311,672	$—	$—	$678,311,672

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2020 is as follows:

Fund	Market Value 12/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$49,147	$105,125	$114,376	$39,896	$176
Government Money Market Portfolio*	2,477	311	2,788	—	2
Total	$51,624	$105,436	$117,164	$39,896	$178

*	Investments of cash collateral for securities lending transactions.